CRYPTOCURRENCIES - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 item	Dec. 31, 2024 CNY (¥) item contract	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Mar. 31, 2021 item
Increase in cryptocurrencies		¥ 206,130	¥ 107,961	¥ 66,342		$ 28,240,000
Decrease in accumulated deficit		(4,430,210)	(4,356,786)			(606,936,000)
Value of units pledged | ¥		193,938	20,247
Cryptocurrencies, restricted-current		¥ 193,938	17,838			$ 26,569,000
Cryptocurrencies , restrict-Non current | ¥			2,409
Number of pledged loan contracts signed | contract		6
Bitcoins
Increase in cryptocurrencies | ¥		¥ 196,680	¥ 92,205	¥ 60,577
Number of units owned		287	306	542		287	306
Number of units pledged		273	38			273	38
Value of units pledged | ¥		¥ 187,273	¥ 11,444
Cumulative Effect, Period of Adoption, Adjustment [Member]
Increase in cryptocurrencies			1,531					¥ 1,500	$ 200,000
Decrease in accumulated deficit								¥ 1,500	$ 200,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Bitcoins
Increase in cryptocurrencies | ¥			350
Filecoin Mining
Number of units owned		200,547				200,547
Bitcoins
Increase in cryptocurrencies		¥ 196,680	¥ 92,205			$ 26,945,000
Number of units owned		287	306			287	306
Number of units pledged		273	38			273	38			110
Value of units pledged		¥ 187,300	¥ 11,400			$ 25,700,000	$ 1,600,000
Number of units pledged, current			30				30
Cryptocurrencies, restricted-current			¥ 9,100				$ 1,300,000
Number of units pledged, noncurrent			8				8
Cryptocurrencies , restrict-Non current			¥ 2,400				$ 300,000
Number of units released	40	38	32	0
Bitcoins | Loans Payable
Principal amount | $						12,500,000
Tether
Increase in cryptocurrencies		¥ 2,154	¥ 1,547			$ 295,000
Number of units owned		299,630				299,630	218,390
Number of units pledged		1,500,000				1,500,000				1,500,000
Number of units released			0		1,500,000
Ethereum [Member]
Increase in cryptocurrencies | ¥			¥ 1,302
Filecoin [Member]
Increase in cryptocurrencies		¥ 7,296	¥ 12,907			$ 1,000,000
Number of units owned			273,289				273,289
Number of units pledged		183,212	186,383			183,212	186,383
Cryptocurrencies, restricted-current		¥ 6,700	¥ 8,800			$ 900,000	$ 1,200,000